Gain on Disposition of Assets, Net - Additional Information (Detail) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Vessel	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Vessel	Mar. 31, 2017 USD ($)
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Number of ROVs disposed | Vessel				8				8
Gain on dispositions of assets	$ 1,338			$ 6,616	$ 3,257
Net properties and equipment	$ 803,725			837,520	$ 803,725		$ 837,520	$ 837,520
Unamortized deferred gains credited to reorganization items on account of lease rejections							$ 105,900
Date of petition for bankruptcy							May 17, 2017
ROVs
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain on dispositions of assets				7,100
Net properties and equipment				15,700			$ 15,700	$ 15,700
Other Operating Revenues | Subsea Business
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Revenues				$ 2,500
Predecessor
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain on dispositions of assets		$ 3,189	$ 3,561			$ 9,253			$ 24,099
Net properties and equipment									2,864,762
Amortized gains on sale/leaseback transactions			3,000						23,400
Predecessor | Other Operating Revenues | Subsea Business
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Revenues			$ 800						$ 3,200